FEDERAL INCOME TAX (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
FEDERAL INCOME TAX (Details)
Federal tax statutory rate	21.10%	21.10%	20.90%	20.90%
Temporary differences	(7.80%)	(0.60%)	(1.20%)	1.90%
Permanent differences	(7.50%)	1.60%	(23.90%)	(21.60%)
Valuation allowance	(5.80%)	(22.10%)	4.10%	(1.30%)
Effective rate	0.00%	0.00%	0.00%	0.00%